UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Michael W. Stockton

New Perspective Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

New Perspective Fund®
Investment portfolio
December 31, 2015
unaudited
Common stocks 91.32% Consumer discretionary 19.13%	Shares	Value (000)
Amazon.com, Inc.[1]	3,982,500	$2,691,732
Naspers Ltd., Class N2	6,685,360	914,058
Priceline Group Inc.[1]	643,600	820,558
Home Depot, Inc.	5,274,100	697,500
Liberty Global PLC, Class C1	7,145,100	291,306
Liberty Global PLC, Class A1	5,192,500	219,954
Tesla Motors, Inc.[1]	1,710,000	410,417
McDonald’s Corp.	2,704,010	319,452
Starbucks Corp.	4,971,100	298,415
Walt Disney Co.	2,603,700	273,597
Royal Caribbean Cruises Ltd.	2,650,000	268,207
Burberry Group PLC[2]	15,219,591	267,696
Delphi Automotive PLC	2,903,000	248,874
NIKE, Inc., Class B	3,964,600	247,788
Netflix, Inc.[1]	1,805,440	206,506
Publicis Groupe SA2	2,964,039	196,588
Toyota Motor Corp.[2]	3,195,600	196,146
adidas AG2	1,964,678	191,443
CBS Corp., Class B	3,839,000	180,932
Industria de Diseño Textil, SA2	5,120,243	175,708
Norwegian Cruise Line Holdings Ltd.[1]	2,937,000	172,108
DENSO Corp.[2]	3,497,000	166,735
Tiffany & Co.	1,993,200	152,061
Twenty-First Century Fox, Inc., Class A	5,260,000	142,862
Suzuki Motor Corp.[2]	4,535,200	137,681
The Swatch Group AG2	1,301,500	87,920
The Swatch Group AG, non-registered shares[2]	113,700	39,678
Expedia, Inc.	1,000,000	124,300
Mahindra & Mahindra Ltd.[2]	5,480,000	104,926
Woolworths Holdings Ltd.[2]	14,325,000	92,569
Johnson Controls, Inc.	2,332,000	92,091
Domino’s Pizza, Inc.	785,000	87,331
Newell Rubbermaid Inc.	1,928,000	84,986
lululemon athletica inc.[1]	1,546,100	81,124
Honda Motor Co., Ltd.[2]	2,500,000	80,104
Las Vegas Sands Corp.	1,800,000	78,912
MGM Resorts International[1]	3,259,700	74,060
LVMH Moet Hennessy Vuitton SE2	405,000	63,312
Christian Dior SE2	370,000	62,851
Hermès International[2]	182,722	61,607
Electrolux AB, Series B2	2,468,700	59,256
Wynn Macau, Ltd.[2]	48,547,100	56,269
Whirlpool Corp.	347,800	51,081
Hyundai Mobis Co., Ltd.[2]	207,500	43,305
HUGO BOSS AG2	505,000	42,055
Sands China Ltd.[2]	12,000,000	40,587
Ryohin Keikaku Co., Ltd.[2]	194,000	39,330
New Perspective Fund — Page 1 of 10

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Time Warner Inc.	515,000	$33,305
Liberty Global PLC LiLAC, Class C1	197,035	8,473
Liberty Global PLC LiLAC, Class A1	108,375	4,483
		11,482,239
Information technology 17.31%
Microsoft Corp.	23,390,400	1,297,699
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	186,591,994	805,159
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,000,000	68,250
ASML Holding NV2	5,538,381	493,561
ASML Holding NV (New York registered)	2,801,870	248,722
Alphabet Inc., Class C1	521,254	395,569
Alphabet Inc., Class A1	414,300	322,330
Murata Manufacturing Co., Ltd.[2]	4,298,800	616,993
Avago Technologies Ltd.	4,138,711	600,734
VeriSign, Inc.[1,3]	5,733,444	500,874
Visa Inc., Class A	6,339,200	491,605
MasterCard Inc., Class A	4,900,000	477,064
Naver Corp.[2]	799,562	445,283
Facebook, Inc., Class A1	4,026,428	421,406
Texas Instruments Inc.	6,641,662	364,029
Nintendo Co., Ltd.[2]	1,920,800	264,421
Alcatel-Lucent[1,2]	65,349,330	258,606
salesforce.com, inc.[1]	3,093,056	242,496
Trend Micro Inc.[2]	4,838,500	196,275
Intel Corp.	5,398,500	185,978
Amphenol Corp., Class A	3,132,000	163,584
NetSuite Inc.[1]	1,849,201	156,479
Accenture PLC, Class A	1,479,000	154,555
Jabil Circuit, Inc.	5,256,700	122,429
Cognizant Technology Solutions Corp., Class A1	1,937,000	116,259
LinkedIn Corp., Class A1	494,978	111,410
NetApp, Inc.	4,111,500	109,078
Autodesk, Inc.[1]	1,725,000	105,104
Analog Devices, Inc.	1,790,000	99,023
FLIR Systems, Inc.	3,100,000	87,017
Apple Inc.	826,000	86,945
ON Semiconductor Corp.[1]	8,269,100	81,037
TDK Corp.[2]	1,152,400	73,713
Halma PLC[2]	5,650,000	71,610
AAC Technologies Holdings Inc.[2]	9,160,210	59,553
Gemalto NV2	660,280	39,454
TE Connectivity Ltd.	521,875	33,718
ARM Holdings PLC[2]	1,670,000	25,218
		10,393,240
Health care 15.83%
Novo Nordisk A/S, Class B2	56,236,585	3,232,501
Regeneron Pharmaceuticals, Inc.[1]	2,420,150	1,313,827
Novartis AG2	6,965,000	595,344
Vertex Pharmaceuticals Inc.[1]	3,904,000	491,240
Bayer AG2	3,875,000	486,163
Incyte Corp.[1]	3,836,800	416,101
Medtronic PLC	5,395,300	415,006
AstraZeneca PLC[2]	5,736,000	387,805
New Perspective Fund — Page 2 of 10

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Boston Scientific Corp.[1]	12,095,200	$223,035
Eli Lilly and Co.	2,553,700	215,175
Cerner Corp.[1]	3,433,000	206,564
Merck & Co., Inc.	3,860,000	203,885
Gilead Sciences, Inc.	1,825,400	184,712
Intuitive Surgical, Inc.[1]	338,000	184,602
Roche Holding AG, non-registered shares, non-voting[2]	661,486	182,298
Sun Pharmaceutical Industries Ltd.[2]	8,859,379	109,202
UCB SA2	1,204,204	108,392
Thermo Fisher Scientific Inc.	750,000	106,387
St. Jude Medical, Inc.	1,571,311	97,060
Hologic, Inc.[1]	1,990,000	76,993
Grifols, SA, Class B, preferred nonvoting, non-registered shares[2]	1,925,000	62,211
Grifols, SA, Class B (ADR)	198,489	6,431
Agios Pharmaceuticals, Inc.[1]	966,000	62,713
Fresenius SE & Co. KGaA[2]	825,600	59,038
Bristol-Myers Squibb Co.	570,000	39,210
Sonova Holding AG2	308,658	39,183
		9,505,078
Consumer staples 11.02%
Associated British Foods PLC[2]	15,876,245	781,479
British American Tobacco PLC[2]	11,375,200	631,768
Pernod Ricard SA2	5,205,016	591,764
Philip Morris International Inc.	5,424,300	476,850
Coca-Cola Co.	10,758,400	462,181
Nestlé SA2	6,073,063	450,158
Seven & i Holdings Co., Ltd.[2]	7,765,000	354,048
Unilever NV, depository receipts[2]	7,529,600	326,225
Costco Wholesale Corp.	1,940,000	313,310
Kao Corp.[2]	5,058,000	259,558
Walgreens Boots Alliance, Inc.	2,840,213	241,858
Shiseido Co., Ltd.[2]	11,539,500	238,788
Mondelez International, Inc.	4,309,000	193,216
SABMiller PLC[2]	3,043,008	182,275
L’Oréal SA, non-registered shares[2]	1,066,133	179,367
Coca-Cola HBC AG (CDI)[2]	6,005,791	128,050
Danone SA2	1,711,121	115,479
Colgate-Palmolive Co.	1,624,000	108,191
Shoprite Holdings Ltd.[2]	10,376,012	95,906
Diageo PLC[2]	3,502,500	95,515
Procter & Gamble Co.	1,134,000	90,051
Alimentation Couche-Tard Inc., Class B	2,000,000	88,039
PepsiCo, Inc.	759,600	75,899
Japan Tobacco Inc.[2]	1,912,800	70,233
Unilever PLC[2]	677,000	28,988
United Spirits Ltd.[1,2]	511,642	23,059
Avon Products, Inc.	3,190,100	12,920
		6,615,175
Financials 10.31%
JPMorgan Chase & Co.	12,352,000	815,603
AIA Group Ltd.[2]	134,200,600	799,508
CME Group Inc., Class A	7,194,332	651,806
ACE Ltd.	4,618,800	539,707
New Perspective Fund — Page 3 of 10

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Prudential PLC[2]	17,986,141	$402,672
Goldman Sachs Group, Inc.	2,148,426	387,211
ICICI Bank Ltd. (ADR)	32,068,500	251,096
ICICI Bank Ltd.[2]	17,170,000	67,356
Moody’s Corp.	3,035,600	304,592
Tokio Marine Holdings, Inc.[2]	7,032,500	270,966
ING Groep NV, depository receipts[2]	14,635,000	197,002
Sumitomo Mitsui Financial Group, Inc.[2]	4,140,000	156,170
ORIX Corp.[2]	10,764,640	151,008
AXA SA2	5,402,650	147,701
Intercontinental Exchange, Inc.	544,600	139,559
Sampo Oyj, Class A2	2,299,900	116,573
Henderson Group PLC[2]	25,537,100	115,439
HSBC Holdings PLC (GBP denominated)[2]	13,190,013	104,088
Credit Suisse Group AG2	3,925,387	84,841
DNB ASA[2]	6,204,318	76,356
Allianz SE2	400,000	70,862
Weyerhaeuser Co.[1]	2,270,000	68,055
American Express Co.	885,000	61,552
BNP Paribas SA2	1,000,000	56,604
Berkshire Hathaway Inc., Class A1	275	54,395
American Tower Corp.	496,900	48,174
Morgan Stanley	1,290,000	41,035
Banco Santander, SA2	1,914,891	9,401
		6,189,332
Industrials 8.56%
Boeing Co.	2,888,400	417,634
ASSA ABLOY AB, Class B2	18,544,600	388,411
KONE Oyj, Class B2	8,620,300	362,444
Ryanair Holdings PLC (ADR)	4,052,161	350,350
General Electric Co.	10,424,100	324,711
United Technologies Corp.	2,790,000	268,035
Airbus Group SE, non-registered shares[2]	3,631,724	243,847
Safran SA2	3,439,704	235,573
Caterpillar Inc.	2,600,000	176,696
Nielsen Holdings PLC	3,748,400	174,675
FANUC CORP.[2]	983,200	169,495
Geberit AG2	502,000	168,847
Eaton Corp. PLC	3,093,800	161,001
Kawasaki Heavy Industries, Ltd.[2]	41,970,600	155,209
Honeywell International Inc.	1,345,000	139,302
Towers Watson & Co., Class A	1,078,500	138,544
Danaher Corp.	1,468,700	136,413
IDEX Corp.	1,750,000	134,067
Hexcel Corp.	2,548,528	118,379
International Consolidated Airlines Group, SA (CDI)[2]	13,055,000	116,514
Edenred SA2	5,649,585	106,444
Michael Page International PLC[2]	14,279,900	101,882
Jardine Matheson Holdings Ltd.[2]	1,876,000	91,086
Canadian National Railway Co.	1,480,000	82,702
Abertis Infraestructuras, SA, Class A2	4,872,000	75,940
Rockwell Collins, Inc.	800,000	73,840
Kubota Corp.[2]	3,656,400	56,364
W.W. Grainger, Inc.	200,000	40,518
New Perspective Fund — Page 4 of 10

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Ingersoll-Rand PLC	610,000	$33,727
Larsen & Toubro Ltd.[2]	1,683,543	32,288
Cummins Inc.	362,000	31,860
IHI Corp.[2]	11,103,000	30,527
		5,137,325
Energy 2.89%
Enbridge Inc. (CAD denominated)	6,845,120	227,561
Schlumberger Ltd.	2,600,000	181,350
EOG Resources, Inc.	2,318,616	164,135
Baker Hughes Inc.	3,165,000	146,065
Oil Search Ltd.[2]	29,732,253	145,565
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[1]	29,325,000	126,097
Canadian Natural Resources, Ltd.	5,105,000	111,493
Royal Dutch Shell PLC, Class B2	4,355,998	99,466
Royal Dutch Shell PLC, Class B (ADR)	200,000	9,208
Royal Dutch Shell PLC, Class A (GBP denominated)[2]	19,430	437
Cameron International Corp.[1]	1,485,000	93,852
Weatherford International PLC[1]	10,930,000	91,703
Noble Energy, Inc.	2,343,000	77,155
Chevron Corp.	689,900	62,063
Halliburton Co.	1,521,000	51,775
BG Group PLC[2]	3,129,000	45,375
Cenovus Energy Inc. (CAD denominated)	1,772,600	22,418
Cenovus Energy Inc.	1,677,400	21,169
Cobalt International Energy, Inc.[1]	7,414,512	40,038
Ensco PLC, Class A	1,355,000	20,853
		1,737,778
Materials 2.12%
E.I. du Pont de Nemours and Co.	3,400,000	226,440
Praxair, Inc.	2,135,400	218,665
LafargeHolcim Ltd.[2]	2,927,541	146,692
FMC Corp.	3,416,000	133,668
Vale SA, Class A, preferred nominative (ADR)	42,355,700	108,007
Monsanto Co.	936,200	92,235
Dow Chemical Co.	1,580,000	81,338
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[1]	10,538,062	58,697
Rio Tinto PLC[2]	1,541,000	44,909
Linde AG2	300,000	43,546
Mosaic Co.	1,433,000	39,537
Potash Corp. of Saskatchewan Inc.	2,200,000	37,664
First Quantum Minerals Ltd.	8,204,000	30,712
Koninklijke DSM NV2	156,151	7,814
		1,269,924
Telecommunication services 1.13%
SoftBank Group Corp.[2]	4,556,834	229,639
Vodafone Group PLC[2]	44,951,900	145,398
BT Group PLC[2]	18,886,000	130,525
Singapore Telecommunications Ltd.[2]	36,020,000	92,700
América Móvil, SAB de CV, Series L (ADR)	5,490,700	77,199
Telesites, SAB de CV, Series L, Temporary Shares[1]	5,490,700	3,572
		679,033
New Perspective Fund — Page 5 of 10

unaudited
Common stocks Utilities 0.62%	Shares	Value (000)
Sempra Energy	1,600,100	$150,425
Cheung Kong Infrastructure Holdings Ltd.[2]	15,642,000	144,188
AES Corp.	8,190,800	78,386
		372,999
Miscellaneous 2.40%
Other common stocks in initial period of acquisition		1,442,715
Total common stocks (cost: $35,896,721,000)		54,824,838
Convertible bonds 0.03% Consumer staples 0.01%	Principal amount (000)
Shoprite Holdings Ltd., convertible notes, 6.50% 2017	ZAR4	2,915
Miscellaneous 0.02%
Other convertible bonds in initial period of acquisition		14,856
Total convertible bonds (cost: $24,647,000)		17,771
Bonds, notes & other debt instruments 0.12% U.S. Treasury bonds & notes 0.12% U.S. Treasury 0.12%
U.S. Treasury 2.125% 2016[4]	$74,700	74,918
Total bonds, notes & other debt instruments (cost: $74,939,000)		74,918
Short-term securities 8.54%
ANZ New Zealand (International) Ltd. 0.38% due 1/15/2016[5]	50,000	49,990
Australia & New Zealand Banking Group, Ltd. 0.28% due 3/1/2016[5]	83,900	83,821
Bank of Nova Scotia 0.39% due 1/20/2016[5]	30,000	29,996
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.48% due 2/29/2016	45,300	45,264
BNP Paribas Finance Inc. 0.30% due 2/4/2016	79,400	79,366
British Columbia (Province of) 0.30% due 2/22/2016	28,000	27,987
Caisse d’Amortissement de la Dette Sociale 0.28% due 1/11/2016[5]	75,300	75,291
Coca-Cola Co. 0.30% due 1/7/2016[5]	50,000	49,998
Fannie Mae 0.23%–0.26% due 1/14/2016–2/10/2016	193,100	193,082
Federal Farm Credit Banks 0.21%–0.26% due 2/17/2016–3/9/2016	225,000	224,944
Federal Home Loan Bank 0.12%–0.58% due 1/4/2016–6/20/2016	1,538,270	1,537,515
Freddie Mac 0.17%–0.51% due 2/2/2016–5/18/2016	261,200	261,049
Gotham Funding Corp. 0.51% due 2/24/2016[5]	105,300	105,210
International Bank for Reconstruction and Development 0.17% due 1/20/2016	50,000	49,996
Kells Funding, LLC 0.30%–0.40% due 3/1/2016–3/10/2016[5]	131,500	131,361
KfW 0.28%–0.34% due 2/16/2016–3/14/2016[5]	163,900	163,831
Liberty Street Funding Corp. 0.30% due 1/6/2016[5]	50,000	49,997
Mitsubishi UFJ Trust and Banking Corp. 0.29% due 1/11/2016[5]	50,000	49,994
Mizuho Bank, Ltd. 0.29%–0.35% due 1/22/2016–2/25/2016[5]	111,200	111,157
Mizuho Funding LLC 0.29%–0.36% due 1/11/2016–2/19/2016[5]	140,000	139,954
National Australia Bank Ltd. 0.24%–0.42% due 2/2/2016–3/7/2016[5]	270,200	270,047
Nordea Bank AB 0.29%–0.35% due 2/18/2016–2/25/2016[5]	246,200	246,040
Old Line Funding, LLC 0.28%–0.71% due 2/18/2016–4/12/2016[5]	150,100	149,926
Sumitomo Mitsui Banking Corp. 0.30%–0.63% due 1/26/2016–3/22/2016[5]	196,500	196,343
New Perspective Fund — Page 6 of 10

unaudited
Short-term securities	Principal amount (000)	Value (000)
Svenska Handelsbanken Inc. 0.28%–0.31% due 2/8/2016–2/11/2016[5]	$100,700	$100,654
Thunder Bay Funding, LLC 0.70% due 4/6/2016[5]	72,000	71,868
Toronto-Dominion Holdings USA Inc. 0.26%–0.56% due 2/8/2016–4/8/2016[5]	136,500	136,381
Total Capital Canada Ltd. 0.19% due 1/25/2016[5]	82,200	82,181
Toyota Motor Credit Corp. 0.30%–0.37% due 2/11/2016–3/21/2016	148,200	148,080
U.S. Treasury Bills 0.55% due 6/16/2016	75,000	74,845
Unilever Capital Corp. 0.23% due 2/22/2016[5]	65,000	64,963
Victory Receivables Corp. 0.31% due 1/21/2016[5]	50,000	49,987
Wells Fargo Bank, N.A. 0.70% due 6/7/2016	75,000	75,119
Total short-term securities (cost: $5,125,981,000)		5,126,237
Total investment securities 100.01% (cost: $41,122,288,000)		60,043,764
Other assets less liabilities (0.01)%		(7,004)
Net assets 100.00%		$60,036,760
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $445,988,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 12/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Japanese yen	1/11/2016	Bank of America, N.A.	$40,835	¥5,024,000	$(975)
Japanese yen	1/12/2016	JPMorgan Chase	$11,233	¥1,378,000	(235)
Japanese yen	1/21/2016	HSBC Bank	$31,941	¥3,850,000	(105)
Japanese yen	1/21/2016	Bank of New York Mellon	$50,203	¥6,050,000	(155)
Japanese yen	1/21/2016	Citibank	$95,418	¥11,500,000	(305)
Japanese yen	1/29/2016	Bank of America, N.A.	$15,916	¥1,950,000	(317)
Japanese yen	1/29/2016	Citibank	$17,955	¥2,200,000	(360)
Japanese yen	2/12/2016	Bank of America, N.A.	$11,438	¥1,379,000	(46)
Japanese yen	2/18/2016	UBS AG	$11,443	¥1,378,000	(34)
Japanese yen	3/4/2016	Bank of America, N.A.	$172,882	¥21,300,000	(4,584)
					$(7,116)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the three months ended December 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2015 (000)
VeriSign, Inc.[1]	5,733,444	—	—	5,733,444	$—	$500,874

New Perspective Fund — Page 7 of 10

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $23,543,947,000, which represented 39.22% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $5,996,000, which represented .01% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,358,997,000, which represented 3.93% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the
New Perspective Fund — Page 8 of 10

unaudited
security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$8,362,415	$3,119,824	$—	$11,482,239
Information technology	7,043,394	3,349,846	—	10,393,240
Health care	4,242,941	5,262,137	—	9,505,078
Consumer staples	2,062,515	4,552,660	—	6,615,175
Financials	3,362,785	2,826,547	—	6,189,332
Industrials	2,802,454	2,334,871	—	5,137,325
Energy	1,446,935	290,843	—	1,737,778
Materials	1,026,963	242,961	—	1,269,924
Telecommunication services	80,771	598,262	—	679,033
Utilities	228,811	144,188	—	372,999
Miscellaneous	620,905	821,810	—	1,442,715
Convertible bonds	—	17,771	—	17,771
Bonds, notes & other debt instruments	—	74,918	—	74,918
Short-term securities	—	5,126,237	—	5,126,237
Total	$31,280,889	$28,762,875	$—	$60,043,764

New Perspective Fund — Page 9 of 10

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(7,116)	$—	$(7,116)
*	Securities with a value of $23,543,947,000, which represented 39.22% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$20,620,105
Gross unrealized depreciation on investment securities	(1,841,710)
Net unrealized appreciation on investment securities	18,778,395
Cost of investment securities	41,265,369

Key to abbreviations and symbol
ADR = American Depositary Receipts
CDI = CREST Depository Interest
CAD = Canadian dollars
GBP = British pounds
¥ = Japanese yen
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-007-0216O-S49189	New Perspective Fund — Page 10 of 10

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: February 26, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 26, 2016